Collateralized transactions (Tables)	12 Months Ended
Mar. 31, 2014
Collateralized transactions
Offsetting of the transactions in the consolidated balance sheets

	Billions of yen
	March 31, 2013
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥22,183	¥6,064	¥26,332	¥2,462
Less: Amounts offset in the consolidated balance sheets(2)	(13,888)	(256)	(13,888)	(256)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥8,295	¥5,808	¥12,444	¥2,206

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(6,588)	(3,889)	(10,201)	(1,935)
Cash collateral	(1)	—	(0)	—

Net amount	¥1,706	¥1,919	¥2,243	¥271

	Billions of yen
	March 31, 2014
	Assets		Liabilities
	Reverse repurchase agreements	Securities borrowing transactions	Repurchase agreements	Securities lending transactions
Total gross balance(1)	¥20,244	¥7,729	¥24,564	¥2,602
Less: Amounts offset in the consolidated balance sheets(2)	(10,626)	(5)	(10,626)	(5)

Total net amounts of reported on the face of the consolidated balance sheets(3)	¥9,618	¥7,724	¥13,938	¥2,597

Less: Additional amounts not offset in the consolidated balance sheets(4)
Financial instruments and non-cash collateral	(7,930)	(5,725)	(9,867)	(2,235)
Cash collateral	(0)	—	(0)	—

Net amount	¥1,688	¥1,999	¥4,071	¥362

(1)

Includes all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost. As of March 31, 2013, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥ 1,617 billion and ¥ 2,083 billion, respectively. As of March 31, 2013, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,679 billion and ¥ 143 billion, respectively. As of March 31, 2014, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,278 billion and ¥3,918 billion, respectively. As of March 31, 2014, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥1,751 billion and ¥137 billion, respectively.

(2)	Represents amounts offset through counterparty netting under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option and amounts carried at amortized cost.
(3)	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The liability is reported within Other liabilities in the consolidated balance sheets.
(4)	Represents amounts which are not permitted to be offset on the face of the balance sheet in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.

Fair value of securities received as collateral available to sell or repledge

	Billions of yen
	March 31
	2013	2014
The fair value of securities received as collateral, securities borrowed as collateral and securities borrowed without collateral where Nomura is permitted by contract or custom to sell or repledge the securities	¥35,281	¥35,530
The portion of the above that has been sold (reported within Trading liabilities in the consolidated balance sheets) or repledged	28,488	28,959

Assets owned, pledged as collateral

	Millions of yen
	March 31
	2013	2014
Trading assets:
Equities and convertible securities	¥86,108	¥174,753
Government and government agency securities	1,314,277	991,430
Bank and corporate debt securities	161,233	150,183
Commercial mortgage-backed securities (“CMBS”)	33,723	35,671
Residential mortgage-backed securities (“RMBS”)	1,674,898	1,141,726
Collateralized debt obligations (“CDOs”) and other(1)	84,065	82,237
Investment trust funds and other	16,335	18,503

	¥3,370,639	¥2,594,503

Deposits with stock exchanges and other segregated cash	4,110	4,630
Non-trading debt securities	¥49,811	¥42,087
Investments in and advances to affiliated companies	¥37,636	¥28,642

(1)	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.

Assets subject to lien

	Millions of yen
	March 31
	2013	2014
Loans and receivables	¥706	¥141
Trading assets	1,208,753	1,293,036
Office buildings, land, equipment and facilities	955	5,236
Non-trading debt securities	315,781	370,239
Other	83	78

	¥1,526,278	¥1,668,730